Thrivent Emerging Markets Equity Portfolio Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Index - USD Net Returns(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	33.57%	4.20%	8.42%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	32.20%	2.10%	7.47%